Debt - Summary of Debt Instruments (Detail) - USD ($)	Dec. 31, 2025	Sep. 04, 2025	Feb. 19, 2025	Dec. 31, 2024
Current portion of long-term debt
Total short-term debt	$ 587,100,000			$ 863,000,000
Long-term debt
Senior Notes due			$ 600,000,000
Debt discount and issuance costs	(46,100,000)			(34,100,000)
Adjustment related to interest rate swaps	(112,400,000)			(158,600,000)
Total long-term debt	6,932,000,000			5,341,600,000
Uncommitted Credit Facility [Member]
Current portion of long-term debt
Outstanding borrowings	0
5.050% [Member] | Due in 2030 [Member]
Long-term debt
Senior Notes due			550,000,000
5.500% [Member] | Due in 2035 [Member]
Long-term debt
Senior Notes due			$ 600,000,000
Senior Notes [Member] | 3.550% [Member] | Due in 2025 [Member]
Long-term debt
Senior Notes due				863,000,000.0
Senior Notes [Member] | 3.550% [Member] | Due in 2030 [Member]
Long-term debt
Senior Notes due	257,500,000			257,500,000
Senior Notes [Member] | 3.050% [Member] | Due in 2026 [Member]
Long-term debt
Senior Notes due				600,000,000.0
Senior Notes [Member] | 4.700% [Member] | Due in 2027 [Member]
Long-term debt
Senior Notes due	600,000,000.0
Senior Notes [Member] | 5.350% [Member] | Due in 2028 [Member]
Long-term debt
Senior Notes due	500,000,000			500,000,000
Senior Notes [Member] | 5.050% [Member] | Due in 2030 [Member]
Long-term debt
Senior Notes due	550,000,000
Senior Notes [Member] | 2.600% [Member] | Due in 2031 [Member]
Long-term debt
Senior Notes due	750,000,000			750,000,000.0
Senior Notes [Member] | 5.200% [Member] | Due in 2034 [Member]
Long-term debt
Senior Notes due	700,000,000			700,000,000
Senior Notes [Member] | 4.250% [Member] | Due in 2035 [Member]
Long-term debt
Senior Notes due	253,400,000			253,400,000
Senior Notes [Member] | 5.500% [Member] | Due in 2035 [Member]
Long-term debt
Senior Notes due	600,000,000
Senior Notes [Member] | 5.750% [Member] | Due in 2039 [Member]
Long-term debt
Senior Notes due	317,800,000			317,800,000
Senior Notes [Member] | 4.450% [Member] | Due in 2045 [Member]
Long-term debt
Senior Notes due	395,400,000			395,400,000
Euro Notes [Member] | 2.425% [Member] | Due in 2026 [Member]
Long-term debt
Senior Notes due	587,100,000			517,700,000
Euro Notes [Member] | 1.164% [Member] | Due in 2027 [Member]
Long-term debt
Senior Notes due	587,100,000			517,700,000
Euro Notes [Member] | 3.518% [Member] | Due in 2032 [Member]
Long-term debt
Senior Notes due	822,000,000			$ 724,800,000
Swiss Notes [Member] | 0.930% [Member] | Due in 2030 [Member]
Long-term debt
Senior Notes due	265,100,000	$ 210,000,000
Swiss Notes [Member] | 1.560% [Member] | Due in 2035 [Member]
Long-term debt
Senior Notes due	$ 492,200,000	$ 390,000,000